Leases (Details)						9 Months Ended		12 Months Ended
	Jun. 13, 2024 USD ($) m²	Jun. 13, 2024 ILS (₪) m²	Mar. 31, 2024 USD ($)	Dec. 25, 2023 USD ($) m²	Dec. 25, 2023 ILS (₪) m²	Jul. 31, 2025 USD ($)	Jul. 31, 2025 ILS (₪)	Oct. 31, 2024 USD ($) m²	Oct. 31, 2024 ILS (₪) m²
Leases [Line Items]
Total area of land	193	193		120	120
Estimated incremental borrowing percentage	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%
Rent increased	$ 3,400	₪ 12,500		$ 6,500	₪ 23,300	$ 3,400	₪ 12,500
Termination fees | $			$ 13,000
Payment for termination fees | $			$ 3,000
Tel Aviv [Member]
Leases [Line Items]
Total area of land	386	386		240	240
2021 Lease [Member]
Leases [Line Items]
Total area of land								120	120
Extend lease description								The Company, Scisparc and the third party had an option to extend the 2021 Lease for an additional three-year period. The Company’s base rent was ILS11,000 per month (approximately $3,080) during the term of the 2021 Lease.	The Company, Scisparc and the third party had an option to extend the 2021 Lease for an additional three-year period. The Company’s base rent was ILS11,000 per month (approximately $3,080) during the term of the 2021 Lease.
Estimated incremental borrowing percentage								20.00%	20.00%
Rent increased								$ (5,094)	₪ 18,200